Related Amortization Expense of Purchase Accounting Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Aggregate amortization expense for the year ended December 31:
2013	$ 355
2014	387
Estimated amortization expense for the year ending December 31:
2015	400
2016	383
2017	331
2018	331
2019	331
Thereafter	738
Net Carrying Amount, Core deposits	$ 2,514